Alliance Municipal Trust -Connecticut Portfolio

ALLIANCE CAPITAL  [LOGO}(R)




Semi-Annual Report
December 31, 2002
(unaudited)

Statement Of Net Assets
December 31, 2002 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
===============================================================================


Principal
Amount
(000)             Security(a)              Yield              Value
--------------------------------------------------------------------------------
                  MUNICIPAL
                  BONDS-78.4%
                  ARKANSAS-1.5%
                  Arkansas Development
                  Finance Authority IDR
                  (Riceland Foods, Inc.
                  Project)
                  Series 99B AMT
      $  2,000    11/01/10 (b) ..........   1.90%           $  2,000,000
                                                            ------------
                  CONNECTICUT-66.6%
                  Brookfield BAN
                  Series 03
         4,190    8/14/03 ...............   1.31               4,197,349
                  Connecticut
                  Development Authority
                  (Central Vermont Public
                  Service)
                  Series 85
         1,000    12/01/15 (b) ..........   1.30               1,000,000
                  Connecticut
                  Development Authority
                  (Independent Living)
                  Series 90
         4,750    7/01/15 (b) ...........   1.45               4,750,000
                  Connecticut
                  Development Authority
                  (Learjet, Inc.)
                  Series 01
         3,100    4/01/26 (b) ...........   1.60               3,100,000
                  Connecticut
                  Development Authority
                  (Northeast Foods, Inc.)
                  Series 98 AMT
         4,300    6/01/13 (b) ...........   1.70               4,300,000
                  Connecticut
                  Development Authority
                  (Pierce Memorial Baptist
                  Home)
                  Series 99
         3,915    10/01/28 (b) ..........   1.50               3,915,000
                  Connecticut
                  Development Authority
                  SWR
                  (Rand Whitney Project)
                  Series 93 AMT
         9,700    8/01/23 (b) ...........   1.50               9,700,000
                  Connecticut GO
                  Series 02B
         3,000    6/15/03 ...............   1.57               3,019,042

                  Connecticut HEFA
                  (Ascension Health Credit
                  Group)
                  Series 99B
         5,415    11/15/29 (b) ..........   1.45%              5,415,000
                  Connecticut HEFA
                  (Community Renewal
                  Team)
                  Series A
         1,940    7/01/19 (b) ...........   1.55               1,940,000
                  Connecticut HEFA
                  (Covenant Retirement)
                  Series 99A
         2,485    12/01/29 (b) ..........   1.50               2,485,000
                  Connecticut HEFA
                  (Hartford Hospital)
                  Series 00B
         9,000    7/01/30 (b) ...........   1.50               9,000,000
                  Connecticut HEFA
                  (Middlesex Hospital)
                  Series 01J
         1,475    7/01/26 (b) ...........   1.48               1,475,000
                  Connecticut HEFA
                  (St. Raphael Hospital)
                  Series 98K
         1,500    7/01/22 (b) ...........   1.47               1,500,000
                  Connecticut HEFA
                  (Williams School)
                  Series 01
         5,500    7/01/31 (b) ...........   1.58               5,500,000
                  Connecticut HEFA
                  (Yale University)
                  Series 97T-1
         2,000    7/01/29 (b) ...........   1.65               2,000,000
                  Connecticut HEFA
                  (Yale University)
                  Series 99-U
         2,000    7/01/33 (b) ...........   1.35               2,000,000
                  Connecticut HFA
                  (Mortgage Finance
                  Program)
                  Series 02B AMT
                  AMBAC
         3,000    5/15/33 (b) ...........   1.60               3,000,000
                  Connecticut HFA
                  (Mortgage Finance
                  Program)
                  Series 02C-2 AMT
         3,000    5/15/03 ...............   1.70               3,000,000

                                Alliance Municipal Trust - Connecticut Portfolio
===============================================================================


Principal
Amount
(000)             Security(a)              Yield              Value
--------------------------------------------------------------------------------
                  Connecticut IDA
                  (Lapham-Hickey Steel
                  Corp.)
                  Series 00
      $  1,700    9/01/25 (b) ...........   1.70%           $  1,700,000
                  Meriden GO
                  Series 03 MBIA
         3,340    8/01/03 ...............   1.39               3,370,749
                  New Canaan Housing
                  Authority
                  (Village at Waveny Care
                  Center)
                  Series 02
         1,060    1/01/22 (b) ...........   1.40               1,060,000
                  New Haven GO FGIC
                  Series 99A
         1,000    2/01/03 ...............   1.40               1,002,302
                  North Canaan Housing
                  Authority
                  (Geer Woods Project)
                  Series 01
         2,000    8/01/31 (b) ...........   1.48               2,000,000
                  Plymouth GO BAN
                  Series 03
         1,775    10/08/03 ..............   1.38               1,778,605
                  Stratford BAN
                  Series 03
         1,375    7/31/03 ...............   1.40               1,378,908
                  Windsor BAN
                  Series 02
         1,690    3/12/03 ...............   1.46               1,692,486
                                                            ------------
                                                              85,279,441
                                                            ------------
                  INDIANA-0.8%
                  Whiting Environmental
                  Facilities
                  (Amoco Oil Co. Project)
                  Series 00 AMT
         1,100    7/01/31 (b) ...........   1.80               1,100,000
                                                            ------------
                  MASSACHUSETTS-1.6%
                  Massachusetts GO
                  (Central Artery/Ted
                  Williams)
                  Series 00A
         2,000    12/01/30 (b) ..........   1.75               2,000,000
                                                            ------------
                  MINNESOTA-1.1%
                  Golden Valley IDR
                  (Unicare Homes Project)
          500     9/01/14 (b) ...........   1.65                 500,000
                  North Suburban
                  Hospital District
                  (Minnanoka & Ramsey
                  Counties Hospital)
           900    8/01/14 (b) ...........   1.20                 900,000
                                                            ------------
                                                               1,400,000
                                                            ------------
                  OKLAHOMA-0.2%
                  Tulsa County Industrial
                  Authority
                  (First Mortgage
                  Montercau Project)
                  Series 02A
           300    7/01/32 (b) ...........   1.75                 300,000
                                                            ------------
                  PUERTO RICO-4.2%
                  Puerto Rico
                  Commonwealth TRAN
                  Series 02
         5,300    7/30/03 ...............   1.48               5,330,683
                                                            ------------
                  TEXAS-1.6%
                  Gulf Coast Waste
                  Disposal Authority
                  (ExxonMobil Project)
                  Series 01A AMT
         2,000    6/01/30 (b) ...........   1.75               2,000,000
                                                            ------------
                  VIRGINIA-0.8%
                  King George County
                  IDA
                  (Birchwood Power
                  Partners)
                  Series 96A AMT
         1,000    4/01/26 (b) ...........   1.80               1,000,000
                                                            ------------
                  Total Municipal Bonds
                  (amortized cost
                  $100,410,124)                              100,410,124
                                                            ------------
                  COMMERCIAL
                  PAPER-22.9%
                  CONNECTICUT-10.9%
                  Connecticut HEFA
                  (Yale University)
                  Series S-2
         2,500    1/17/03 ...............   1.18               2,500,000

                                Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

Principal
Amount
(000)             Security(a)              Yield              Value
--------------------------------------------------------------------------------
                  Connecticut HEFA
                  (Yale University)
                  Series S-2
      $  4,000    1/16/03 ...............   1.25%           $  4,000,000
                  New Haven GO
                  Series 02A
         2,500    4/10/03 ...............   1.05               2,500,000
                  New Haven GO
                  Series 02A
         5,000    1/10/03 ...............   1.70               5,000,000
                                                            ------------
                                                              14,000,000
                                                            ------------
                  FLORIDA-6.3%
                  Miami-Dade Aviation
                  (Miami International
                  Airport)
                  Series A AMT
         4,000    2/11/03 ...............   1.30               4,000,000
                  Miami-Dade Aviation
                  (Miami International
                  Airport)
                  Series A AMT
         4,005    1/22/03 ...............   1.40               4,005,000
                                                            ------------
                                                               8,005,000
                                                            ------------

                  KENTUCKY-3.9%
                  Pendleton County
                  (Kentucky Association of
                  County Leasing)
         5,000    1/09/03 ...............   1.65               5,000,000
                                                            ------------
                  TEXAS-1.8%
                  Austin Combined
                  Utility System
                  (Travis & Williamson
                  County)
                  Series A
         2,250    2/14/03 ...............   1.60               2,250,000
                                                            ------------
                  Total Commercial Paper
                  (amortized cost
                  $29,255,000) ..........                     29,255,000
                                                            ------------
                  TOTAL
                  INVESTMENTS-101.3%
                  (amortized cost
                  $129,665,124) .........                    129,665,124
                  Other assets less
                  liabilities-(1.3%) ....                     (1,664,119)
                                                            ------------
                  NET ASSETS-100%
                  (offering and redemption
                  price of $1.00 per share;
                  128,030,607 shares
                  outstanding) ..........                   $128,001,005
                                                            ============

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in 397 days or less.
(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC - American Muncipal Bond Assurance Corporation
     AMT   - Alternative Minimum Tax
     BAN   - Bond Anticipation Note
     FGIC  - Financial Guaranty Insurance Company
     GO    - General Obligation
     HEFA  - Health & Educational Facility Authority
     HFA   - Housing Finance Agency/Authority
     MBIA  - Municipal Bond Investors Assurance
     IDA   - Industrial Development Authority
     IDR   - Industrial Development Revenue
     SWR   - Solid Waste Revenue
     TRAN  - Tax & Revenue Anticipation Note
     See notes to financial statements.

Statement Of Operations
Six Months Ended December 31, 2002 (unaudited)
                               Alliance Municipal Trust - Connecticut Portfolio
===============================================================================


INVESTMENT INCOME
  Interest ..............................................            $ 939,043
EXPENSES
  Advisory fee (Note B) .................................  $ 335,671
  Distribution assistance and administrative
    service (Note C) ....................................    318,555
  Custodian fees ........................................     38,538
  Transfer agency (Note B) ..............................     17,629
  Registration fees .....................................     12,249
  Audit and legal fees ..................................      8,958
  Printing ..............................................      7,428
  Trustees' fees ........................................        950
  Miscellaneous .........................................      2,473
                                                           ---------
  Total expenses ........................................    742,451
  Less: expense reimbursement (Note B) ..................    (71,109)
                                                           ---------
  Net expenses ..........................................              671,342
                                                                     ---------
  Net investment income .................................              267,701
                                                                     ---------
REALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions ..........                  (10)
                                                                     ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..............            $ 267,691
                                                                     =========


--------------------------------------------------------------------------------
See notes to financial statements.

Statement Of Changes
In Net Assets                   Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

                                                Six Months Ended
                                                December 31, 2002     Year Ended
                                                    (unaudited)    June 30, 2002
                                                =================  =============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income ......................   $     267,701    $   1,123,139
  Net realized loss on investment transactions             (10)              -0-
                                                 -------------    -------------
  Net increase in net assets from operations .         267,691        1,123,139
DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income ......................        (267,701)      (1,123,139)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net decrease (Note E) ......................      (4,185,460)     (50,110,636)
                                                 -------------    -------------
  Total decrease .............................      (4,185,470)     (50,110,636)
NET ASSETS
  Beginning of period ........................     132,186,475      182,297,111
                                                 -------------    -------------
  End of period ..............................   $ 128,001,005    $ 132,186,475
                                                 =============    =============


--------------------------------------------------------------------------------
See notes to financial statements.

Notes To Financial Statements
December 31, 2002 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

NOTE A: Significant Accounting Policies
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes
It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------
NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $71,109.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2002.

                               Alliance Municipal Trust - Connecticut Portfolio
===============================================================================



NOTE C: Distribution Assistance and Administrative Services Plan
Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $167,836. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, such payments by the Portfolio amounted to $150,719, a portion of which was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2002, the Portfolio had a capital loss carryforward of $2,026, which expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest
An unlimited number of shares ($.01 par value) are authorized. At December 31, 2002, capital paid-in aggregated $128,019,890. Transactions, all at $1.00 per share, were as follows:


                                                 Six Months Ended    Year Ended
                                                December 31, 2002     June 30,
                                                    (unaudited)         2002
                                                =================  =============
Shares sold .................................      146,371,085      348,053,326
Shares issued on reinvestments of dividends            267,701        1,123,139
Shares redeemed .............................     (150,824,246)    (399,287,101)
                                                 -------------     -------------
Net decrease ................................       (4,185,460)     (50,110,636)
                                                =================  =============

Financial Highlights            Alliance Municipal Trust - Connecticut Portfolio
===============================================================================
Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                  Six Months
                                                    Ended
                                                December 31,                         Year Ended June 30,
                                                     2002      =============================================================
                                                 (unaudited)     2002           2001         2000        1999         1998
                                                =============  ==========   ==========   ==========   ==========   ==========
Net asset value, beginning of period                 $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
Income From Investment Operations
Net investment income (a) ....................          .002         .006         .026         .026         .022         .027
                                                     -------      -------      -------      -------      -------      -------
Less: Dividends
Dividends from net investment income                   (.002)       (.006)       (.026)       (.026)       (.022)       (.027)
                                                     -------      -------      -------      -------      -------      -------
Net asset value, end of period ...............       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                     =======      =======      =======      =======      =======      =======
Total Return
Total investment return based on net
  asset value (b) ............................           .20%         .64%        2.68%        2.66%        2.25%        2.75%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ............................      $128,001     $132,186     $182,297     $161,000     $143,401     $124,107
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements ...........................           1.00%(c)     1.00%      1.00%        1.00%        1.00%         .93%
  Expenses, before waivers and
    reimbursements ...........................           1.11%(c)     1.08%      1.04%        1.07%        1.07%        1.06%
  Net investment income (a) ..................            .40%(c)      .68%      2.62%        2.63%        2.22%        2.69%



--------------------------------------------------------------------------------
(a) Net of expenses reimbursed or waived by the Adviser.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.
(c) Annualized.

                                Alliance Municipal Trust - Connecticut Portfolio
===============================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672


Trustees
John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)


Officers
John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
Chief Financial Officer
Thomas R. Manley, Controller


Custodian
State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

Distributor
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


9

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(1) Members of the Audit Committee.


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Alliance Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

Option 1 Option 2
Fund Code 2 8 #
For non-touch-tone telephones, call toll-free (800) 221-9513
-------------------------------------------------------------

ALLIANCE CAPITAL [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTSR1202

Alliance
Municipal
Trust
--Connecticut Portfolio

ALLIANCE CAPITAL [LOGO](R)

Semi-Annual Report
December 31, 2002
(unaudited)